Concentrations of Risk - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020	May 31, 2021	Jul. 31, 2017
Concentration Risk [Line Items]
Total payments on nonrecourse debt		$ 353,383	$ 399,402
Mezzanine Financing Agreement | Non-Affiliated Blackstone Portfolio Companies
Concentration Risk [Line Items]
Total payments on nonrecourse debt		21,500	25,000
Original Issue Amount					$ 25,000	$ 45,000
Private investors
Concentration Risk [Line Items]
Transfer of loans held-for-sale to portfolio loans	$ 854,100	$ 3,491,700	$ 3,373,100	$ 3,613,400
Private investors | Non-agency reverse mortgage loans | Credit Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage		39.70%	84.50%	55.20%
Private investors | Commercial Loans | Credit Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage	33.10%	12.90%	7.50%	12.30%
Private investors | Residential mortgage loans | Credit Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage	66.90%	47.40%	8.00%	26.00%
Private investors | Agency Reverse Mortgage Loan | Credit Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage				6.50%
FNMA, FHLMC, and Ginnie Mae
Concentration Risk [Line Items]
Transfer of loans held-for-sale to portfolio loans	$ 450,100	$ 1,965,400	$ 2,255,500	$ 1,479,900